File No. 33-42162

811-6377

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 43  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 43  [X]

(Check appropriate box or boxes.)

Dreyfus Municipal Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6000

John Pak, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

 X immediately upon filing pursuant to paragraph (b)

 __ on (date) pursuant to paragraph (b)

 ____ days after filing pursuant to paragraph (a)(1)

 __ on (date) pursuant to paragraph (a)(1)

 ____ days after filing pursuant to paragraph (a)(2)

 __ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 __ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates to Dreyfus AMT-Free Municipal Bond Fund and Dreyfus High Yield Municipal Bond Fund, and does not affect the funds listed below:

Dreyfus BASIC Municipal Money Market Fund

Dreyfus BASIC New Jersey Municipal Money Market Fund

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 19th day of July 2013.

Dreyfus Municipal Funds, Inc.

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	07/19/2013
Bradley J. Skapyak
/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	07/19/2013
James Windels
/s/ Joseph S. DiMartino*	Chairman of the Board	07/19/2013
Joseph S. DiMartino
/s/ William Hodding Carter III*	Board Member	07/19/2013
William Hodding Carter III
/s/ Gordon J. Davis*	Board Member	07/19/2013
Gordon J. Davis
/s/ Joni Evans*	Board Member	07/19/2013
Joni Evans
/s/ Ehud Houminer*	Board Member	07/19/2013
Ehud Houminer
/s/ Richard C. Leone*	Board Member	07/19/2013
Richard C. Leone
/s/ Hans C. Mautner*	Board Member	07/19/2013
Hans C. Mautner

/s/ Robin A. Melvin*	Board Member	07/19/2013
Robin A. Melvin
/s/ Burton N. Wallack*	Board Member	07/19/2013
Burton N. Wallack
/s/ John E. Zuccotti*	Board Member	07/19/2013
John E. Zuccotti

*BY:	/s/ John B. Hammalian
John B. Hammalian, Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.